CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,756)	$ (2,689)	$ (26,825)	$ (53,101)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	133	657	2,264	2,553
Noncash lease expense	106	70	143	350
Stock compensation expense	55	224	624	1,853
Restricted common stock issued for compensation			182	0
Accretion of debt discount	128	908	2,258	13,134
Derecognition expense on conversion of convertible debt			600	25,035
Changes in fair value of derivative liability			(14)	(6,544)
Gain on sale of property and equipment			0	(1,069)
Impairment of goodwill			6,675	0
Impairment of intangible assets			3,028	0
Restructuring charges	403	0	1,636	0
Changes in assets and liabilities:
Accounts receivable, net	118	(207)	(155)	297
Prepaid and other current assets	802	159	664	6,568
Cash due from gateways, net	89	11,408	12,684	(5,407)
Other assets	(100)	(391)	(160)	(1,183)
Accounts payable	730	(499)	1,695	189
Accrued and other current liabilities	(576)	(1,259)	1,497	2,080
Accrued interest			366	546
Payment processing liabilities	(14,713)	7,144	14,029	47,860
Net cash (used in) provided by operating activities	(15,581)	15,525	21,191	33,161
Cash flows from investing activities:
Purchases of property and equipment	(8)	(22)	(47)	(108)
Logicquest Technology acquisition			0	(225)
Proceeds from sale of property and equipment			0	2,620
Capitalized software development costs	(1,116)	0	(1,647)	0
Purchase of intangibles	(145)	0	(114)	0
Net cash (used in) provided by investing activities	(1,269)	(22)	(1,808)	2,287
Cash flows from financing activities:
Treasury stock purchases			0	7
Repayments of convertible debt	(13,000)	0	0	(3,000)
Repayments on long-term debt	(2)	(4)	(12)	(15)
Proceeds from short-term note payable	15,000	0
Tax withholdings related to net settlement of equity awards			(229)	0
Net cash provided by (used in) in financing activities	1,998	(4)	(241)	(3,008)
Effect of exchange rates in cash and restricted cash	312	(1)	(430)	44
Net (decrease) increase in cash and restricted cash	(14,540)	15,498	18,712	32,484
Cash and restricted cash – beginning of period	92,030	73,318	73,318	40,834
Cash and restricted cash – end of period	77,490	88,816	92,030	73,318
Cash paid during the period for:
Interest	380	0	300	2,709
Income taxes	498	0	848	199
Non-cash financing and investing activities:
Convertible debt conversion to stock	1,117	0
Interest accrual from convertible debt converted to stock	$ 1,117	$ 0
Principal [Member] | Preferred Stock [Member]
Non-cash financing and investing activities:
Convertible debt conversion to stock			900	64,600
Interest accrual from convertible debt converted to stock			900	64,600
Principal [Member] | Common Stock [Member]
Non-cash financing and investing activities:
Convertible debt conversion to stock			0	1,650
Interest accrual from convertible debt converted to stock			0	1,650
Interest Expense [Member] | Preferred Stock [Member]
Non-cash financing and investing activities:
Convertible debt conversion to stock			0	1,703
Interest accrual from convertible debt converted to stock			0	1,703
Interest Expense [Member] | Common Stock [Member]
Non-cash financing and investing activities:
Convertible debt conversion to stock			0	4
Interest accrual from convertible debt converted to stock			$ 0	$ 4